UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-21132

Investment Company Act File Number

Short-Term U.S. Government Portfolio

(Formerly, Investment Portfolio)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Short-Term U.S. Government Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 51.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.24%, with maturity at 2020(1)	$581	$595,798
2.261%, with various maturities to 2037(1)	2,188	2,289,252
2.288%, with various maturities to 2022(1)	3,410	3,512,003
2.418%, with maturity at 2023(1)	1,761	1,826,453
2.465%, with maturity at 2035(1)	5,486	5,665,215
2.892%, with maturity at 2035(1)	4,072	4,343,605
2.998%, with maturity at 2034(1)	2,137	2,288,171
3.072%, with maturity at 2022(1)	335	348,142
3.221%, with maturity at 2032(1)	1,519	1,572,301
3.234%, with maturity at 2029(1)	994	1,016,760
3.385%, with maturity at 2025(1)	1,494	1,588,540
3.859%, with maturity at 2034(1)	861	943,807
4.071%, with maturity at 2037(1)	4,473	4,914,648
4.329%, with maturity at 2030(1)	1,461	1,610,504
4.50%, with various maturities to 2035	6,944	7,408,464
4.704%, with maturity at 2033(1)	5,575	6,153,686
4.894%, with maturity at 2032(1)	781	840,530
5.00%, with various maturities to 2018	4,265	4,559,797
5.50%, with various maturities to 2018	2,501	2,652,059
6.00%, with various maturities to 2035	7,839	8,930,746
6.50%, with various maturities to 2030	1,945	2,122,050
7.00%, with various maturities to 2035	1,656	1,973,483
7.50%, with various maturities to 2017	421	440,860
8.00%, with various maturities to 2025	278	306,788
9.25%, with maturity at 2017	4	4,275

		$67,907,937

Federal National Mortgage Association:
2.25%, with various maturities to 2037(1)	$1,470	$1,535,394
2.261%, with various maturities to 2035(1)	5,129	5,383,374
2.268%, with maturity at 2040(1)	1,590	1,682,435
2.271%, with maturity at 2031(1)	4,286	4,470,304
2.288%, with maturity at 2032(1)	2,352	2,467,481
2.343%, with maturity at 2031(1)	5,354	5,516,392
2.45%, with maturity at 2018(1)	55	56,736
2.508%, with maturity at 2037(1)	5,144	5,427,239
2.623%, with maturity at 2020(1)	855	883,049
2.626%, with maturity at 2019(1)	1,737	1,797,150
2.687%, with maturity at 2018(1)	393	404,391
2.756%, with maturity at 2029(1)	345	354,564
2.817%, with maturity at 2036(1)	496	515,241
2.826%, with maturity at 2018(1)	34	34,516
2.974%, with maturity at 2030(1)	741	768,905
3.171%, with maturity at 2030(1)	3,144	3,281,940
3.175%, with maturity at 2030(1)	1,405	1,500,687
3.222%, with maturity at 2036(1)	1,771	1,828,967

Security	Principal Amount (000’s omitted)	Value
3.228%, with maturity at 2034(1)	$3,955	$4,264,877
3.379%, with maturity at 2021(1)	786	821,639
3.595%, with maturity at 2021(1)	825	856,875
3.653%, with maturity at 2034(1)	6,368	6,979,360
3.682%, with maturity at 2021(1)	1,324	1,374,551
3.80%, with maturity at 2035(1)	2,511	2,759,252
3.808%, with maturity at 2036(1)	481	508,861
3.945%, with maturity at 2034(1)	4,079	4,486,808
4.104%, with maturity at 2033(1)	1,447	1,595,533
4.116%, with maturity at 2035(1)	1,760	1,936,148
4.133%, with maturity at 2036(1)	3,341	3,675,416
4.351%, with maturity at 2035(1)	3,300	3,638,154
4.579%, with maturity at 2029(1)	2,965	3,269,253
4.602%, with maturity at 2034(1)	1,833	2,023,243
4.653%, with maturity at 2034(1)	1,142	1,260,772
4.759%, with maturity at 2034(1)	3,555	3,923,747
5.00%, with various maturities to 2019(2)	6,173	6,661,664
6.00%, with various maturities to 2031	4,374	4,856,163
6.325%, with maturity at 2032(1)	550	609,232
6.50%, with various maturities to 2019	272	291,490
7.00%, with various maturities to 2035	13,148	15,404,056
8.00%, with various maturities to 2034	1,660	2,023,223
9.181%, with maturity at 2018(3)	221	246,349
9.50%, with maturity at 2022	385	436,664

		$111,812,095

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$620	$642,947
2.00%, with maturity at 2026(1)	279	293,526
5.00%, with maturity at 2018	2,037	2,195,649
7.00%, with maturity at 2032	12,351	14,954,447
8.25%, with maturity at 2020	214	249,316
9.00%, with maturity at 2017	232	259,463

		$18,595,348

Total Mortgage Pass-Throughs (identified cost $192,369,620)		$198,315,380

Collateralized Mortgage Obligations — 11.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)	$7,052	$1,099,351
Series 1395, Class F, 1.65%, 10/15/22(5)	69	68,626
Series 2135, Class JZ, 6.00%, 3/15/29	3,059	3,344,336
Series 3030, (Interest Only), Class SL, 5.894%, 9/15/35(4)(6)	11,330	2,020,865
Series 3114, (Interest Only), Class TS, 6.444%, 9/15/30(4)(6)	22,989	4,463,008
Series 3339, (Interest Only), Class JI, 6.384%, 7/15/37(4)(6)	9,223	1,649,318
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	19,773	2,305,564

		$14,951,068

Federal National Mortgage Association:
Series G93-17, Class FA, 1.219%, 4/25/23(5)	$161	$163,873

Security	Principal Amount (000’s omitted)	Value
Series G93-36, Class ZQ, 6.50%, 12/25/23	$734	$836,339
Series G97-4, Class FA, 1.019%, 6/17/27(5)	564	571,050
Series 296, (Interest Only), Class 2, 8.00%, 4/1/24(4)	2,100	431,323
Series 1993-203, Class PL, 6.50%, 10/25/23	808	915,594
Series 1993-250, Class Z, 7.00%, 12/25/23	178	188,236
Series 1994-14, Class F, 2.60%, 10/25/23(5)	845	869,950
Series 2001-4, Class GA, 9.623%, 4/17/25(3)	140	160,103
Series 2004-60, (Interest Only), Class SW, 6.846%, 4/25/34(4)(6)	11,147	2,139,835
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	9,145	1,686,274
Series 2006-65, (Interest Only), Class PS, 7.016%, 7/25/36(4)(6)	8,299	1,434,497
Series 2007-99, (Interest Only), Class SD, 6.196%, 10/25/37(4)(6)	13,231	1,777,962
Series 2009-48, Class WA, 5.852%, 7/25/39(3)	2,043	2,341,536
Series 2009-62, Class WA, 5.552%, 8/25/39(3)	2,889	3,296,441
Series 2009-93, (Interest Only), Class SC, 5.946%, 11/25/39(4)(6)	20,979	3,498,094
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(4)	17,839	1,190,475
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)	8,838	1,490,352
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	17,155	1,380,085
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	9,028	1,521,060
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	21,014	2,315,958

		$28,209,037

Government National Mortgage Association:
Series 2000-30, Class F, 0.756%, 12/16/22(5)	$879	$886,767

		$886,767

Total Collateralized Mortgage Obligations (identified cost $44,070,053)		$44,046,872

U.S. Government Agency Obligations — 32.1%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,717,055
5.77%, 1/5/27	3,000	4,026,150

		$10,743,205

Federal Home Loan Bank:
4.125%, 3/13/20	$10,000	$11,745,120
4.625%, 9/11/20	1,735	2,101,739
5.365%, 9/9/24	8,000	10,278,120
5.375%, 9/30/22	10,135	12,982,671
5.375%, 8/15/24	3,500	4,509,957
5.75%, 6/12/26	12,000	15,979,452

		$57,597,059

United States Agency for International Development - Israel:
0.00%, 5/1/20	$1,100	$952,372
0.00%, 3/15/21	20,000	16,940,280
5.50%, 12/4/23	6,775	8,783,903

Security	Principal Amount (000’s omitted)	Value
5.50%, 4/26/24	$22,000	$28,529,270

		$55,205,825

Total U.S. Government Agency Obligations (identified cost $103,437,165)		$123,546,089

Short-Term Investments — 3.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(7)	$14,810	$14,810,311

Total Short-Term Investments (identified cost $14,810,311)		$14,810,311

Total Investments — 98.9% (identified cost $354,687,149)		$380,718,652

Other Assets, Less Liabilities — 1.1%		$4,050,636

Net Assets — 100.0%		$384,769,288

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2013.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2013.

(7)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $5,176.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$357,521,788

Gross unrealized appreciation	$27,066,096
Gross unrealized depreciation	(3,869,232)

Net unrealized appreciation	$23,196,864

A summary of open financial instruments at January 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	250 U.S. 5-Year Treasury Note	Short	$(31,121,094)	$(30,933,594)	$187,500
3/13	425 U.S. 10-Year Treasury Note	Short	(56,724,219)	(55,794,531)	929,688

					$1,117,188

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$10,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$(148,380)
Deutsche Bank AG	10,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	1,209,500

						$1,061,120

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures and interest rate swaps to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$1,117,188	$—
Swap contracts	1,209,500	(148,380)

Total	$2,326,688	$(148,380)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$198,315,380	$—	$198,315,380
Collateralized Mortgage Obligations	—	44,046,872	—	44,046,872
U.S. Government Agency Obligations	—	123,546,089	—	123,546,089
Short-Term Investments	—	14,810,311	—	14,810,311
Total Investments	$—	$380,718,652	$—	$380,718,652
Futures Contracts	$1,117,188	$—	$—	$1,117,188
Interest Rate Swaps	—	1,209,500	—	1,209,500
Total	$1,117,188	$381,928,152	$—	$383,045,340

Liability Description
Interest Rate Swaps	$—	$(148,380)	$—	$(148,380)
Total	$—	$(148,380)	$—	$(148,380)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term U.S. Government Portfolio

By:	/s/ Susan Schiff
Susan Schiff
President

Date: March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan Schiff
Susan Schiff
President

Date: March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 25, 2013